FUND PORTFOLIO ANALYSIS
             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 07/31/2004

           YACKTMAN FOCUSED FUND (THE) - FOR INCLUDED CATEGORIES ONLY ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                     % OF
                                                                      NET
QTY OR PRINCIPAL       DESCRIPTION                   CURRENT VALUE   ASSETS

COM. STOCKS DOMESTIC
======================

            40,000.000 Altria Group, Inc.             1,904,000.00    1.97
           380,000.000 Americredit Corp.              7,258,000.00    7.52
            35,000.000 Block H&R, Inc.                1,719,550.00    1.78
           140,000.000 Bristol-Myers Squibb Co.       3,206,000.00    3.32
            35,000.000 Cardinal Health, Inc.          1,557,500.00    1.61
            85,000.000 Clorox Co., (The)              4,230,450.00    4.38
           150,000.000 Coca-Cola Company              6,579,000.00    6.82
           110,000.000 Electronic Data Systems Corp.  2,032,800.00    2.11
           150,000.000 First Health Group Corp.       2,103,000.00    2.18
            85,000.000 Freddie Mac                    5,466,350.00    5.67
           260,000.000 Friedman's, Inc.                 962,000.00    1.00
           193,100.000 Interpublic Group Cos., Inc.   2,469,749.00    2.56
           110,000.000 Interstate Bakeries Corp.      1,081,300.00    1.12
           250,000.000 Kraft Foods, Inc.              7,637,500.00    7.92
           120,000.000 Lancaster Colony Corp.         4,833,600.00    5.01
           930,000.000 Liberty Media Corp.            7,886,400.00    8.17

======================                              ======================
         3,073,100.000 Total for Category:           60,927,199.00   63.15
======================                              ======================

COM. STOCKS FOREIGN
======================

            85,000.000 Henkel KGaA Ltd. Partnership   5,789,129.00    6.00
           140,000.000 Tyco International Ltd.        4,340,000.00    4.50
            30,000.000 Unilever N V - NY Shares       1,839,900.00    1.91

======================                              ======================
           255,000.000 Total for Category:           11,969,029.00   12.41
======================                              ======================

CONV. PREFERRED
======================

                 0.004 Franklin Covey Preferred               0.28    0.00
                       Stock

======================                              ======================
                 0.004 Total for Category:                    0.28    0.00
======================                              ======================

COMMERCIAL PAPER
======================

         3,600,000.000 Merck Disc CP                  3,599,881.00    3.73
                       1.19%, 08/02/2004
         3,900,000.000 Citigroup Disc CP              3,899,610.00    4.04
                       1.20%, 08/04/04
         3,900,000.000 GE CAPITAL DISC CP             3,899,610.00    4.04
                       1.20% - 08/04/2004
         3,900,000.000 PRUDENTIAL FUNDING             3,899,610.00    4.04
                       1.20% - 08/04/2004
         3,600,000.000 UBS FINL DISC CP               3,599,876.00    3.73
                       1.24% - 08/02/2004

======================                              ======================
        18,900,000.000 Total for Category:           18,898,587.00   19.59
======================                              ======================

CORP. BONDS DOMESTIC
======================

         1,000,000.000 Fleming Cos. Inc                 182,500.00    0.19
                       9.25% 06/15/10
        11,825,000.000 Fleming Cos. Inc               2,158,062.50    2.24
                       10.125% due 4-1-08

======================                              ======================
        12,825,000.000 Total for Category:            2,340,562.50    2.43
======================                              ======================

DEMAND NOTES
======================

           205,466.636 US BANK DN                       205,466.64    0.21

======================                              ======================
           205,466.636 Total for Category:              205,466.64    0.21
======================                              ======================

PUT OPTION
======================

               250.000 Omnicom Group                    702,500.00    0.73
                       Jan 05 100 PUT

======================                              ======================
               250.000 Total for Category:              702,500.00    0.73
======================                              ======================

REAL ESTATE INV TRST
======================

           120,000.000 Trizec Properties, Inc.        1,926,000.00    2.00

======================                              ======================
           120,000.000 Total for Category:            1,926,000.00    2.00
======================                              ======================

        35,378,816.640 TOTAL Portfolio               96,969,344.42  100.51
======================                              ======================

                             FUND PORTFOLIO ANALYSIS
             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 07/31/2004

          YACKTMAN - YACKTMAN FUND (THE) - FOR INCLUDED CATEGORIES ONLY
           ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                       % OF
                                                                        NET
QTY OR PRINCIPAL       DESCRIPTION                    CURRENT VALUE   ASSETS

COM. STOCKS DOMESTIC
======================

           100,000.000 Altria Group, Inc.              4,760,000.00    1.40
           880,000.000 Americredit Corp.              16,808,000.00    4.96
            20,000.000 Bandag, Inc., Class A             829,000.00    0.24
            40,000.000 Blair Corporation               1,096,000.00    0.32
            90,000.000 Block H&R, Inc.                 4,421,700.00    1.31
           380,000.000 Bristol-Myers Squibb Co.        8,702,000.00    2.57
           120,000.000 Cardinal Health, Inc.           5,340,000.00    1.58
           260,000.000 Clorox Co., (The)              12,940,200.00    3.82
           360,000.000 Coca-Cola Company              15,789,600.00    4.66
           300,000.000 Electronic Data Systems Corp.   5,544,000.00    1.64
            70,000.000 Fannie Mae                      4,967,200.00    1.47
           130,000.000 First Data Corp.                5,799,300.00    1.71
           350,000.000 First Health Group Corp.        4,907,000.00    1.45
           100,000.000 Freddie Mac                     6,431,000.00    1.90
           465,000.000 Friedman's, Inc.                1,720,500.00    0.51
           480,000.000 Interpublic Group Cos., Inc.    6,139,200.00    1.81
           180,000.000 Interstate Bakeries Corp.       1,769,400.00    0.52
            70,000.000 Johnson & Johnson               3,868,900.00    1.14
           700,000.000 Kraft Foods, Inc.              21,385,000.00    6.31
           390,000.000 Lancaster Colony Corp.         15,709,200.00    4.64
         2,850,000.000 Liberty Media Corp.            24,168,000.00    7.13
            40,000.000 Lubrizol Corp., The             1,385,200.00    0.41
            40,000.000 MBIA, Inc.                      2,159,200.00    0.64
            30,000.000 MGIC Investment Corp.           2,130,000.00    0.63
           100,000.000 Microsoft Corp.                 2,846,000.00    0.84
           140,000.000 NICOR, Inc.                     4,635,400.00    1.37
            90,000.000 Pepsico, Inc.                   4,500,000.00    1.33
           100,000.000 Pfizer, Inc.                    3,196,000.00    0.94
           150,000.000 US Bancorp                      4,245,000.00    1.25
            40,000.000 Washington Mutual, Inc.         1,552,000.00    0.46

======================                              =======================
         9,065,000.000 Total for Category:           199,744,000.00   58.95
======================                              =======================

COM. STOCKS FOREIGN
======================

           180,000.000 Cadbury Schweppes Spons ADR     5,947,200.00    1.76
           265,000.000 Henkel KGaA Ltd. Partnership   18,048,461.00    5.33
           420,000.000 Tyco International Ltd.        13,020,000.00    3.84
            65,000.000 Unilever N V - NY Shares        3,986,450.00    1.18

======================                              =======================
           930,000.000 Total for Category:            41,002,111.00   12.10
======================                              =======================

COMMERCIAL PAPER
======================

        13,500,000.000  Merck Disc CP                 13,499,553.75    3.98
                       1.19%, 08/02/2004
        14,600,000.000 Citigroup Disc CP              14,598,540.01    4.31
                       1.20%, 08/04/04
        14,600,000.000 GE CAPITAL DISC CP             14,598,540.01    4.31
                       1.20% - 08/04/2004
        14,600,000.000 Nordduetsch Disc CP            14,598,552.16    4.31
                       1.19% - 08/04/2004
        14,600,000.000 PRUDENTIAL FUNDING             14,598,540.01    4.31
                       1.20% - 08/04/2004
        13,500,000.000 UBS FINL DISC CP               13,499,535.00    3.98
                       1.24% - 08/02/2004

======================                              =======================
        85,400,000.000 Total for Category:            85,393,260.94   25.20
======================                              =======================

CORP. BONDS DOMESTIC
======================

        17,175,000.000 Fleming Cos. Inc                3,134,437.50    0.93
                       9.25% 06/15/10
        18,400,000.000 Fleming Cos. Inc                3,358,000.00    0.99
                       10.125% due 4-1-08

======================                              =======================
        35,575,000.000 Total for Category:             6,492,437.50    1.92
======================                              =======================

DEMAND NOTES
======================

           389,124.630 US BANK DN                        389,124.63    0.11

======================                              =======================
           389,124.630 Total for Category:               389,124.63    0.11
======================                              =======================

REAL ESTATE INV TRST
======================

           400,000.000 Trizec Properties, Inc.         6,420,000.00    1.89

======================                              =======================
           400,000.000 Total for Category:             6,420,000.00    1.89
======================                              =======================

       131,759,124.630 TOTAL Portfolio               339,440,934.07  100.19
======================                              =======================